T. ROWE PRICE Global Stock Fund
July 31, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
AUSTRALIA 0.2%
Common Stocks 0.2%
Canva, Class A, Acquisition Date: 10/6/25 - 11/5/25,
Cost $3,651 (USD) (1)(2)(3) 2,218 3,319
Canva, Class B, Acquisition Date: 8/16/21 - 12/17/21,
Cost $11,369 (USD) (1)(2)(3) 6,670 9,981
13,300
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $726 (USD) (1)(2)(3) 426 637
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $82 (USD) (1)(2)(3) 48 72
Canva, Series A-4, Acquisition Date: 12/17/21, Cost $7
(USD) (1)(2)(3) 4 6
715
Total Australia (Cost $15,835) 14,015
CANADA 2.2%
Common Stocks 2.2%
Canadian Natural Resources  658,200 31,355
Celestica (USD) (2) 242,143 80,256
Shopify, Class A (USD) (2) 632,643 74,114
Total Canada (Cost $148,729) 185,725
CAYMAN ISLANDS 0.2%
Convertible Preferred Stocks 0.2%
Airwallex, Acquisition Date: 6/10/26, Cost $140 (1)(2)(3) 5,123 140
Airwallex Cayman, Series G, Acquisition Date: 11/21/25,
Cost $3,658 (USD) (1)(2)(3) 171,746 4,694
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $1,264
(USD) (1)(2)(3) 25,648 8,962
Total Cayman Islands (Cost $5,062) 13,796

T. ROWE PRICE Global Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
CHINA 0.9%
Common Stocks - China A Shares 0.9%
Zhongji Innolight, A Shares (CNH)  543,098 72,332
Total China (Cost $52,438) 72,332
FINLAND 0.4%
Common Stocks 0.4%
Neste  1,032,654 36,595
Total Finland (Cost $31,060) 36,595
FRANCE 3.0%
Common Stocks 3.0%
Airbus  431,009 101,183
Kering  149,010 49,184
Schneider Electric  291,178 97,832
Total France (Cost $229,446) 248,199
GERMANY 1.9%
Common Stocks 1.9%
Infineon Technologies  1,172,496 84,142
Rheinmetall  2,750 3,635
Siemens Energy  405,692 69,310
Total Germany (Cost $141,722) 157,087
ISRAEL 0.6%
Common Stocks 0.6%
Tower Semiconductor (USD) (2) 225,300 49,492
Total Israel (Cost $32,116) 49,492
ITALY 3.4%
Common Stocks 3.4%
Ferrari  287,181 112,918
Prysmian  727,199 100,348

T. ROWE PRICE Global Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
UniCredit  691,080 65,177
Total Italy (Cost $239,928) 278,443
JAPAN 5.8%
Common Stocks 5.8%
Asics  3,698,800 109,057
Chugai Pharmaceutical  1,859,600 80,691
Disco  73,200 26,164
Fujikura  2,835,500 71,955
Murata Manufacturing  1,167,000 53,174
Recruit Holdings  398,100 31,482
Tokyo Electron  319,200 106,720
Total Japan (Cost $406,470) 479,243
NETHERLANDS 4.4%
Common Stocks 4.4%
Adyen (2) 69,418 70,613
ASM International  64,500 59,737
ASML Holding  113,161 186,483
BE Semiconductor Industries  228,589 52,420
Total Netherlands (Cost $262,728) 369,253
PERU 0.5%
Common Stocks 0.5%
Southern Copper (USD) (4) 212,767 38,875
Total Peru (Cost $25,775) 38,875
SINGAPORE 0.7%
Common Stocks 0.7%
Sea, ADR (USD) (2) 575,757 61,456
Total Singapore (Cost $57,408) 61,456
SOUTH KOREA 3.3%
Common Stocks 3.3%
Samsung Electronics  866,901 150,888
SK hynix  104,655 118,852

T. ROWE PRICE Global Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
SK hynix, ADR (USD) (2) 54,438 7,825
Total South Korea (Cost $106,128) 277,565
SPAIN 2.1%
Common Stocks 2.1%
Banco Bilbao Vizcaya Argentaria  3,747,749 105,057
Indra Sistemas (4) 987,308 64,912
Total Spain (Cost $131,638) 169,969
SWEDEN 0.6%
Common Stocks 0.6%
Spotify Technology (USD) (2) 98,159 49,073
Total Sweden (Cost $51,161) 49,073
SWITZERLAND 0.7%
Common Stocks 0.7%
UBS Group  1,170,119 61,850
Total Switzerland (Cost $51,313) 61,850
TAIWAN 6.7%
Common Stocks 6.7%
Accton Technology  549,000 35,585
All Ring Tech  915,000 25,386
Delta Electronics  2,699,000 132,784
Taiwan Semiconductor Manufacturing  3,971,000 293,716
Unimicron Technology  3,044,000 71,421
Total Taiwan (Cost $255,414) 558,892
UNITED KINGDOM 3.7%
Common Stocks 3.7%
Barclays  8,359,695 57,461
Halma  69,474 3,319
Rolls-Royce Holdings  3,613,140 72,081
Unilever  2,724,543 173,356
Total United Kingdom (Cost $255,699) 306,217

T. ROWE PRICE Global Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
UNITED STATES 58.6%
Common Stocks 55.6%
Advanced Micro Devices (2) 161,196 76,753
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25 -
6/12/26, Cost $16,951 (1)(2)(3) 34,067 23,427
Alphabet, Class A  705,685 251,316
Amazon.com (2) 814,779 221,278
Amphenol, Class A  431,500 69,342
Apple  798,643 246,709
Arista Networks (2) 659,213 118,889
Broadcom  460,809 179,384
Carvana (2)(4) 600,935 37,474
Caterpillar  50,966 41,528
Cerebras Systems, Class A (2)(4) 103,564 20,579
Ciena (2) 152,716 57,582
Citigroup  837,101 110,874
Coherent (2) 161,880 42,557
ConocoPhillips  252,160 30,380
Crowdstrike Holdings, Class A (2) 225,580 43,054
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $4,929 (1)(2)(3) 307,914 77,902
Datadog, Class A (2) 185,273 49,648
Deere  92,090 54,579
DoorDash, Class A (2)(4) 355,303 69,696
Eli Lilly  94,592 108,671
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $22,057 (1)(2)(3) 35,359 16,448
ExxonMobil Holdings  768,300 119,425
Fifth Third Bancorp  1,103,117 62,326
Form Energy, Warrants, 5/1/31, Acquisition Date: 5/4/26,
Cost $— (1)(2)(3) 144,326 1,458
Form Energy, Series G, Warrants, 5/1/31, Acquisition Date:
5/4/26, Cost $— (1)(2)(3) 186,209 1,882
Freenome (2)(4) 231,506 2,581
Howmet Aerospace  204,774 57,799
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $9,438 (1)
(2)(3) 674,163 11,461
Intel (2) 359,300 32,409
JFrog (2)(4) 308,100 24,583
KLA  228,400 41,756
Lam Research  146,700 42,986
Linde  302,780 144,844

T. ROWE PRICE Global Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
Lumentum Holdings (2)(4) 58,393 41,689
Marvell Technology  174,500 32,729
Mastercard, Class A  255,648 146,512
Meta Platforms, Class A  67,980 37,845
Micron Technology  68,479 56,360
Microsoft  446,934 207,699
Monolithic Power Systems  20,510 29,248
Natera (2) 229,282 61,393
NVIDIA  2,303,716 462,471
Old Dominion Freight Line  182,416 38,698
Palantir Technologies, Class A (2) 150,400 18,508
Quanta Services  62,595 41,773
Regeneron Pharmaceuticals  103,563 78,980
SLB  851,300 42,216
Snowflake (2)(4) 354,400 103,938
Southern  1,621,700 153,316
Space Exploration Technologies, Class A (2)(4) 119,079 12,905
SpaceX, Acquisition Date: 12/19/25 - 5/20/26, Cost $7,298 (2)
(3) 69,300 7,510
Stripe, Class B, Acquisition Date: 5/18/21, Cost $2,609 (1)(2)
(3) 65,013 4,096
Stryker  257,760 83,952
Tesla (2) 53,966 16,795
Tradeweb Markets, Class A  512,963 51,553
Twist Bioscience (2)(4) 471,300 43,147
UnitedHealth Group  446,920 185,204
Uranium Energy (2)(4) 2,063,400 19,809
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $1,402 (1)(2)(3) 11,378 127
Vertiv Holdings, Class A  488,687 118,052
Vicor (2) 175,852 36,466
4,624,571
Convertible Bonds 0.1%
Eridu, 0.00%, 6/2/30, Acquisition Date: 6/26/26, Cost $4,417
(1)(3) 4,416,760 4,417
4,417
Convertible Preferred Stocks 2.9%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $7,106 (1)(2)(3) 179,047 294
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $8,274 (1)(2)(3) 136,104 223

T. ROWE PRICE Global Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
Anduril Industries, Series G, Acquisition Date: 4/17/25,
Cost $1,293 (1)(2)(3) 31,622 2,180
Anduril Industries, Series H, Acquisition Date: 4/28/26 -
5/12/26, Cost $5,107 (1)(2)(3) 74,072 5,107
Anthropic, Series F-1, Acquisition Date: 8/29/25,
Cost $10,359 (1)(2)(3) 73,486 43,284
Anthropic, Series G-1, Acquisition Date: 2/12/26,
Cost $4,171 (1)(2)(3) 16,095 9,480
Anthropic, Series H-1, Acquisition Date: 5/28/26,
Cost $4,311 (1)(2)(3) 7,319 4,311
Databricks, Series F, Acquisition Date: 10/22/19,
Cost $2,194 (1)(2)(3) 153,273 38,778
Databricks, Series G, Acquisition Date: 2/1/21,
Cost $1,618 (1)(2)(3) 27,363 6,923
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $5,195 (1)(2)(3) 70,698 17,887
Databricks, Series I, Acquisition Date: 9/14/23,
Cost $2,729 (1)(2)(3) 37,125 9,393
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $10,107 (1)(2)(3) 417,919 10,107
Form Energy, Series G, Acquisition Date: 5/4/26,
Cost $5,650 (1)(2)(3) 558,629 5,650
Hadrian Automation Series D, Acquisition Date: 7/28/26,
Cost $8,839 (1)(2)(3) 132,048 8,839
Lightmatter, Series B-1, Acquisition Date: 12/16/24,
Cost $2,117 (1)(2)(3) 34,011 2,838
Lightmatter, Series D, Acquisition Date: 10/11/24,
Cost $10,512 (1)(2)(3) 131,020 10,932
OpenAI, Series A-3, Acquisition Date: 8/15/25,
Cost $1,726 (1)(2)(3) 5,624 3,868
OpenAI, Series C, Acquisition Date: 3/12/26, Cost $7,666 (1)
(2)(3) 11,147 7,666
Sambanova Systems, Series E-1, Acquisition Date: 2/24/26,
Cost $7,577 (1)(2)(3) 244,453 31,069
SambaNova Systems Series F, Acquisition Date: 7/1/26,
Cost $4,357 (1)(2)(3) 34,281 4,357
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,672 (1)
(2)(3) 89,353 17,519
240,705
Total United States (Cost $3,452,526) 4,869,693

T. ROWE PRICE Global Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 3.72% (5)(6) 63,411 63
Total Short-Term Investments (Cost $63) 63
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.7%
Money Market Funds 0.7%
T. Rowe Price Treasury Reserve Fund, 3.70% (5)(6) 62,187,535 62,188
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 62,188
Total Securities Lending Collateral (Cost $62,188) 62,188
Total Investments in Securities  100.6%
(Cost $6,014,847) $ 8,360,021
Other Assets Less Liabilities (0.6)% (52,225)
Net Assets 100.0% $ 8,307,796
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par are denominated in the currency of the country presented unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $417,244 and represents 5.0% of net assets.
(4) All or a portion of this security is on loan at July 31, 2026.
(5) Seven-day yield
(6) Affiliated Companies

T. ROWE PRICE Global Stock Fund

ADR American Depositary Receipts
CNH Offshore China Renminbi
USD U.S. Dollar

T. ROWE PRICE Global Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 229++
T. Rowe Price Treasury Reserve Fund, 3.70% — — —++
Totals $ —# $ — $ 229+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
7/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 69,249  ¤  ¤ $ 63
T. Rowe Price Treasury
Reserve Fund, 3.70% —  ¤  ¤ 62,188
Total $ 62,251^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $229 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $62,251.

T. ROWE PRICE Global Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Stock Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
July 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at July 31, 2026, totaled $139,526,000 for the period ended July 31, 2026.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,841,351 $ 3,046,685 $ 150,101 $ 8,038,137
Convertible Bonds — — 4,417 4,417
Convertible Preferred Stocks — — 255,216 255,216
Short-Term Investments 63 — — 63
Securities Lending Collateral 62,188 — — 62,188
Total $ 4,903,602 $ 3,046,685 $ 409,734 $ 8,360,021
($000s)
Beginning
Balance
10/31/25
Gain
(Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
7/31/26
Investment in Securities
Common Stocks $ 104,001 $ 40,290 $ 18,351 $ (12,541) $ 150,101
Convertible Bonds — — 4,417 — 4,417
Convertible Preferred Stocks 109,002 99,823 53,202 (6,811) 255,216
Total $ 213,003 $ 140,113 $ 75,970 $ (19,352) $ 409,734

T. ROWE PRICE Global Stock Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 150,101 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
4.6x
- 9.6x
6.5x Increase
Sales growth
rate
24% 24% Increase
Enterprise
value to gross
profit multiple
8.1x
- 12.3x
9.5x Increase
Gross profit
growth rate
25% 25% Increase
Discount to
public company
multiples
13%
- 32%
23% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Bonds
$ 4,417 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 255,216 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
3.9x
- 23.5x
13.0x Increase
Sales growth
rate
24%
- 101%
98% Increase

T. ROWE PRICE Global Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to gross
profit multiple
10.2x
- 12.3x
11.3x Increase
Gross profit
growth rate
25% 25% Increase
Enterprise
value to
EBITDA
multiple
13.4x 13.4x Increase
Premium to
public company
multiples
48%
- 92%
64% Increase
Cost of capital 38% 38% Decrease
Discount to
public company
multiples
13%
- 32%
23% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Stock Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F113-054Q3 07/26